PROPERTY, EQUIPMENT AND SOFTWARE (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Buildings CNY	Dec. 31, 2012 Buildings CNY	Dec. 31, 2013 Computer equipment CNY	Dec. 31, 2012 Computer equipment CNY	Dec. 31, 2013 Website-related equipment CNY	Dec. 31, 2012 Website-related equipment CNY	Dec. 31, 2013 Furniture and fixtures CNY	Dec. 31, 2012 Furniture and fixtures CNY	Dec. 31, 2013 Software CNY	Dec. 31, 2012 Software CNY	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2013 Construction in progress CNY	Dec. 31, 2012 Construction in progress CNY
Property, equipment and software
Original value					1,050,102,815	892,430,743	256,542,169	232,200,943	135,116,574	107,209,531	60,468,480	58,079,451	52,640,160	43,782,203	44,835,912	28,866,215	199,363,516	81,050,521
Less: accumulated depreciation and amortization		(386,125,933)	(319,682,416)
Total net book value	233,401,671	1,412,943,693	1,123,937,191
Depreciation	$ 18,252,462	110,494,928	88,462,807	78,809,867